Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number
of Shares		Fair Value
	PRIVATE DIRECT REAL ESTATE INVESTMENTS[3] - 69.2%
	DEBT - 9.2%
-	PDOFQ2 22 Livingston Side Car, LLC, 11.28%, (1-Month Term SOFR + 7.60%)[1,7,9]	$3,000,000
-	262 5th, LLC, 7.93%, (1-Month Term SOFR + 4.25%)[1]	2,000,000
		5,000,000

	LLC INTERESTS - 15.6%
-	Baywoods Road Owner, LLC[1,6,7]	2,359,918
-	Cook MHP Owner, LLC[1,6]	665,550
-	Excelsior Sandy Springs CIV, LLC[1,6,7]	540,363
-	Excelsior Stephenson Medical CIV, LLC[1,6,7]	753,205
-	GMF Granite Manager, LLC[1,6]	629,401
-	Old Courthouse Owner, LLC[1,6,7]	1,660,088
38	Riparian Baltimore SFR Investors I, LLC - Class A-2 [1,6,8]	1,981
-	Riverwalk Acquisitions, LLC[1,6,7]	1,800,001
		8,410,507

	MEZZANINE DEBT - 15.5%
-	Premier Lexington Park, LLC, 9.00%, 03/31/2032[1]	1,443,000
-	QFP Rockwell Mezz, 12.25%, 12/6/2030[1]	5,000,000
-	Riparian Housing Investors I, LLC, 15.00%[1]	1,958,000
		8,401,000

	PREFERRED EQUITY - 28.9%
-	80-90 Central Venture, LLC[1,6,7]	3,005,000
4,000,000	Beacon Partners Fund II, LP - Preferred [1]	4,021,781
-	Detroit Portfolio Class A, LLC[1,6,7,10]	52,000
-	FC Starcast SA Investors, LLC - Class A Mezz [1,6,7]	2,000,000
-	NW Houston, LLC - Class A Mezz[1,7,10]	1,009,000
-	RC CID Investors, LLC, [1,6,7]	2,206,000
1,500	Riparian Baltimore SFR Investors I, LLC - Class C [6,10]	1,552,000
-	River Mill Self Storage, LLC - Class B [1,6,7]	1,800,000
		15,645,781

	SPONSOR PROFITS INTEREST - 0.0%
-	Premier Lexington Park, LLC - Class B1,6	41,000

	TOTAL PRIVATE DIRECT REAL ESTATE INVESTMENTS
	(Cost $39,615,107)	37,498,288

	PRIVATE REAL ESTATE INVESTMENT FUNDS - 35.5%
2,847	CBRE U.S. Credit Partners, LP4	2,832,646
-	CMMPT-2, LP1,4	658,296
-	Goodman Capital Liquid Strategy Fund I, LLC[1,3]	5,075,373
2,984	Heitman Core Real Estate Income Trust[4]	929,476
-	Infinity Re Impact III, LP1,4	4,117,850
-	Kayne Anderson Real Estate Debt IV, LP1,4	741,618
98,001	Peachtree SSC Mortgage REIT, LLC[4]	1,374,802
76,190	Sandpiper Lodging Trust - Class A - Common[3]	807,579
-	Stonehill Strat Hotel Credit Opportunity Fund[1,4]	282,489
2,533	TCM CRE Credit Fund, LP4	2,438,515
	TOTAL PRIVATE REAL ESTATE INVESTMENT FUNDS
	(Cost $18,949,359)	19,258,644

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number
of Shares		Fair Value
	PREFERRED STOCKS - 2.2%
	ENERGY, INFRASTRUCTURE & UTILITIES - 1.3%
4,700	Brookfield Infrastructure Partners, 5.125%[5]	$76,892
4,450	CMS Energy Corp., 4.200%[5]	75,917
4,250	DTE Energy Co., 4.375%[5]	72,335
5,100	Duke Energy Corp., 5.750%[5]	125,256
3,600	Entergy Arkansas, LLC, 4.875%[5]	71,892
5,500	NextEra Energy Capital Holdings, Inc., 5.650%[5]	121,000
4,600	Sempra Energy, 5.750%[5]	95,956
2,300	Southern Co/The, 5.250%[5]	46,966
3,754	Southern Co/The, 4.200%[5]	63,518
		749,732

	REAL ESTATE - 0.9%
3,500	Agree Realty Corp., 4.250%[5]	59,535
2,500	American Homes 4 Rent, 5.875%[5]	56,250
3,800	Digital Realty Trust, Inc., 5.200%[5]	74,746
2,500	Federal Realty Investment Trust, 5.000%[5]	49,150
2,500	Kimco Realty Corp., 5.125%[5]	48,550
800	Mid-America Apartment Communities, Inc., 8.500%	43,464
4,700	Public Storage, 3.900%[5]	70,547
300	Regency Centers Corp., 6.25%[5]	6,780
2,500	Rexford Industrial Realty, Inc., 5.625%[5]	52,700
		461,722

	TOTAL PREFERRED STOCKS
	(Cost $1,290,875)	1,211,454

Number
of Contracts		Fair Value
	PURCHASED OPTIONS CONTRACTS — 0.1%
	CALL OPTIONS - 0.1%
	Select Sector SPDR*
1,300	Exercise Price: $50.00, Notional Amount: $6,500,000, Expiration Date: January 15, 2027	$55,250
	TOTAL CALL OPTIONS
	(Cost $44,212)	55,250

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $44,212)	55,250

Number
of Shares		Fair Value
	SHORT-TERM INVESTMENTS - 1.5%
817,160	JPMorgan U.S. Government Money Market Fund - Premier Class, 3.23% [2,5]	817,160
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $817,160)

	TOTAL INVESTMENTS - 108.5% (cost $60,716,713)	58,840,796
	Liabilities in Excess of Other Assets - (8.5%)	(4,634,068)
	TOTAL NET ASSETS - 100.0%	$54,206,728

*	Non-Income Producing
[1]	Investment does not issue or provide shares.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Represents the fair value as determined by the Fund's Board of Trustees (the "Board"), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $43,381,240 or 80.0% of net assets, were fair valued under the Fund's valuation procedures and classified as Level 3 within the three tier fair value hierarchy as of June 30, 2026.
[4]	These investments are fair valued at the net asset value as practical expedient in accordance with the Fund's valuation policies.
[5]	All or a portion of this security is segregated as collateral for written options. The value of the securities pledged as collateral was $1,272,899 which represents 2.3% of total net assets of the Fund.
[6]	Income is variable because it is distributed according to a cascading structure made up of sequential tiers.
[7]	Affiliated company.
[8]	Investment was received for investing in Riparian Housing Investors I, LLC - Class B-2 (preferred equity), but is in a separate share class (equity - Class A-2 shares).
[9]	The Fund has discontinued recognizing further interest income on this debt investment.
[10]	The Fund has discontinued recognizing further accrual of the stated preferred return on its bespoke, debt-like preferred equity investments.

Thirdline Real Estate Income Fund

SUMMARY OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Security Type	Percent of Total Net Assets
Private Direct Real Estate Investments	69.2%
Private Real Estate Investment Funds	35.5%
Preferred Stocks
Energy, Infrastructure & Utilities	1.3%
Real Estate	0.9%
Purchased Options Contracts	0.1%
Short-Term Investments	1.5%
Total Investments	108.5%
Liabilities in Excess of Other Assets	(8.5)%
Total Net Assets	100.0%

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Securities With Restrictions On Redemptions[a]	Redemptions Permitted	Redemption Notice Period	Unfunded Commitments	Cost	Fair Value	Original Acquisition Date	Percentage of Net Assets

262 5th, LLC	Not Permitted	N/A	$-	$2,000,000	$2,000,000	1/26/2026	3.7%
80-90 Central Venture, LLC	Not Permitted	N/A	-	3,000,000	3,005,000	5/27/2025	5.5%
Baywoods Road Owner, LLC	Not Permitted	N/A	-	2,000,000	2,359,918	5/10/2022	4.4%
Beacon Partners Fund II, LP - Preferred [d]	Not Permitted	N/A	-	4,000,000	4,021,781	11/30/2021	7.4%
CBRE U.S. Credit Partners LP	Quarterly	60 Days	-	3,000,000	2,832,646	7/7/2022	5.2%
CMMPT-2, LP [d,f]	Quarterly	90 Days	-	733,196	658,296	4/18/2022	1.2%
Cook MHP Owner, LLC	Not Permitted	N/A	-	794,871	665,550	4/8/2022	1.2%
Detroit Portfolio Class A, LLC	Not Permitted	N/A	-	2,500,000	52,000	10/5/2022	0.1%
Excelsior Sandy Springs CIV, LLC	Not Permitted	N/A	-	575,000	540,363	2/17/2022	1.0%
Excelsior Stephenson Medical CIV, LLC	Not Permitted	N/A	-	650,000	753,205	10/6/2021	1.4%
FC Starcast SA Investors, LLC	Not Permitted	N/A	-	2,000,000	2,000,000	12/7/2022	3.7%
GMF Granite Manager, LLC	Not Permitted	N/A	-	353,010	629,401	4/1/2022	1.2%
Goodman Capital Liquid Strategy Fund I, LLC[d]	Not Permitted	N/A	-	5,022,000	5,075,373	4/14/2022	9.4%
Heitman Core Real Estate Income Trust [d,e]	Quarterly	90 Days	-	1,593,774	929,476	4/4/2022	1.7%
Infinity Re Impact III, LP [d]	Not Permitted	N/A	-	3,000,000	4,117,850	6/10/2022	7.6%
Kayne Anderson Real Estate Debt IV, LPd	Not Permitted	N/A	451,169	773,044	741,618	11/1/2021	1.4%
NW Houston, LLC	Not Permitted	N/A	-	1,035,000	1,009,000	7/21/2022	1.9%
Old Courthouse Owner, LLC	Not Permitted	N/A	-	1,207,226	1,660,088	2/8/2022	3.1%
PDOFQ2 22 Livingston Side Car, LLC	Not Permitted	N/A	-	3,000,000	3,000,000	9/28/2022	5.5%
Peachtree SSC Mortgage REIT, LLC [d,g]	No Restrictions	None	-	1,376,539	1,374,802	5/18/2022	2.5%
Premier Lexington Park, LLC	Not Permitted	N/A	-	1,500,000	1,443,000	3/31/2022	2.7%
Premier Lexington Park, LLC - Class B	Not Permitted	N/A	-	-	41,000	3/31/2022	0.1%
QFP Rockwell Mezz	Not Permitted	N/A	-	5,000,000	5,000,000	11/25/2025	9.2%
RC CID Investors, LLC	Not Permitted	N/A	-	2,200,000	2,206,000	6/20/2025	4.1%
Riparian Baltimore SFR Investors I, LLC	Not Permitted	N/A	-	2,000,000	1,552,000	7/7/2023	2.9%
Riparian Baltimore SFR Investors I, LLC - A-2 Shares	Not Permitted	N/A	-	-	1,981	7/7/2023	0.0%
Riparian Housing Investors I, LLC	Not Permitted	N/A	-	2,000,000	1,958,000	1/25/2024	3.6%
River Mill Self Storage, LLC	Not Permitted	N/A	200,000	1,800,000	1,800,000	12/22/2022	3.3%
Riverwalk Acquisitions, LLC	Not Permitted	N/A	-	2,000,000	1,800,001	6/14/2022	3.3%
Sandpiper Lodging Trust[d]	Not Permitted	N/A	-	800,000	807,579	9/30/2021	1.5%
Stonehill Strat Hotel Credit Opportunity Fund[d]	Not Permitted	N/A	-	257,881	282,489	8/18/2023	0.5%
TCM CRE Credit Fund, LPd	Quarterly	90 Days	-	2,392,925	2,438,515	10/1/2021	4.5%
Totals			$651,169	$58,564,466	$56,756,932		104.7%

[a]	Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[b]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 3-year lock up period expiring 12/13/2024.
[c]	The Fund is limited to redemptions of 5% of the Fund NAV per quarter and 20% annually, and the company can delay or suspend these redemptions at their sole discretion. There are no redemptions for an investor in their first year of investment.
[d]	The Fund indirectly bears fees and expenses as an investor in the Private Real Estate Investment Funds. Each investor of each Private Real Estate Investment Fund will pay the investment manager of the Private Real Estate Investment Fund a management fee. The fee rate varies and ranges from 0.75% to 2.00% per annum of the NAV of that Private Real Estate Investment Fund. Additionally, the investment manager of each Private Real Estate Investment Fund may generally receive a contingent incentive fee/allocation from each investor ranging from 10% to 100% of net new realized appreciation of that Private Real Estate Investment Fund over a return hurdle rate ranging from 6.0% to 12.0% as of the end of each performance period for which an incentive fee/allocation is calculated.
[e]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 1-year lock up period expiring 4/3/2024 and Redemption Interests will be redeemed in 20% quarterly increments following the Redemption Effective Date.
[f]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 2-year lock up period expiring 4/17/2024.
[g]	The Fund will not redeem more than 5% of the Fund NAV in a calendar year, redemptions are subject to availability of distributable cash as determined by the Company.

Thirdline Real Estate Income Fund

Investments in Affiliated Issuers

As of June 30, 2026 (Unaudited)

Fund/Security Description	Value Beginning of Period	Purchases	Reductions	Return of Capital	Net Realized Gain (Loss)	Change in Yield Balance[3]	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Received[4,5]	Interest Income[4,5]
80-90 Central Venture, LLC	$3,005,000	$-	$-	$-	$-	$-	$-	$3,005,000	$-	$123,410
Baywoods Road Owner, LLC [1]	$2,359,589	-	-	-	-	329	-	2,359,918	32,755	-
Detroit Portfolio Class A, LLC	$267,000	-	-	-	-	-	(215,000)	52,000	-	-
Excelsior Sandy Springs CIV, LLC	$538,709	-	-	-	-	1,654	-	540,363	3,354	-
Excelsior Stephenson Medical CIV, LLC	$753,312	-	-	-	-	(107)	-	753,205	13,813	-
FC Starcast SA Investors, LLC	$2,000,000	-	-	-	-	-	-	2,000,000	-	49,863
NW Houston, LLC	$984,000	-	-	-	-	-	25,000	1,009,000	-	-
Old Courthouse Owner, LLC[1]	$1,659,790	-	-	-	-	298	-	1,660,088	23,194	-
PDOFQ2 22 Livingston Side Car, LLC	$3,000,000	-	-	-	-	-	-	3,000,000	-	(266,997)
RC CID Investors, LLC	$2,206,000	-	-	-	-	-	-	2,206,000	-	90,965
River Mill Self Storage, LLC [1]	$1,800,000	-	-	-	-	-	-	1,800,000	-	44,877
Riverwalk Acquisitions, LLC	$2,028,165	-	-	-	-	(28,164)	(200,000)	1,800,001	-	-
Total	$20,601,565	$-	$-	$-	$-	($25,990)	($390,000)	$20,185,575	$73,116	$42,118

[1]	The Fund has ownership greater than 25% in the underlying entity.
[2]	The issuers weren't affiliated as of March 31, 2026.
[3]	This column represents the change in dividends accrued, accrual adjustments, or yield balance adjustments for equity investments.
[4]	These columns represent the actual dividends received (for equity investments) and the interest income recorded (debt or debt-like investments).
[5]	Negative dividends received or interest income represents previously accrued income that has been written off due to the doubt of collectability as of part of the internal valuation process.